Financial and Non-Financial Assets and Liabilities by Currency (Details) - Schedule of financial and non-financial assets and liabilities by currency - CLP ($) $ in Millions		Dec. 31, 2022	Dec. 31, 2021
Assets
Financial assets		$ 53,224,125	$ 49,987,584
Non-Financial assets		1,884,729	1,438,364
Total Assets		55,108,854	51,425,948
Liabilities
Financial liabilities		48,289,881	45,448,206
Non-Financial liabilities		1,387,536	1,158,770
Total Liabilities		49,677,417	46,606,976
CLP [Member]
Assets
Financial assets		27,012,865	25,720,909
Non-Financial assets		1,535,470	1,156,281
Total Assets		28,548,335	26,877,190
Liabilities
Financial liabilities		29,120,073	28,883,759
Non-Financial liabilities		1,262,132	1,124,428
Total Liabilities		30,382,205	30,008,187
CLF [Member]
Assets
Financial assets		19,647,323	18,037,481
Non-Financial assets		25,186	14,871
Total Assets		19,672,509	18,052,352
Liabilities
Financial liabilities		10,769,265	8,308,996
Non-Financial liabilities		347
Total Liabilities		10,769,612	8,308,996
FX Indexation [Member]
Assets
Financial assets		118,265	87,677
Non-Financial assets		4,625	1,113
Total Assets		122,890	88,790
Liabilities
Financial liabilities		233	11
Non-Financial liabilities		355
Total Liabilities		588	11
USD [Member]
Assets
Financial assets		6,163,957	5,922,309
Non-Financial assets		318,509	265,392
Total Assets		6,482,466	6,187,701
Liabilities
Financial liabilities		6,826,028	6,708,522
Non-Financial liabilities		122,150	29,751
Total Liabilities		6,948,178	6,738,273
GBP [Member]
Assets
Financial assets		40,693	18,444
Non-Financial assets		23	30
Total Assets		40,716	18,474
Liabilities
Financial liabilities		23,466	6,227
Non-Financial liabilities		28	1
Total Liabilities		23,494	6,228
EUR [Member]
Assets
Financial assets		191,526	126,557
Non-Financial assets		911	675
Total Assets		192,437	127,232
Liabilities
Financial liabilities		237,470	194,848
Non-Financial liabilities		2,106	2,944
Total Liabilities		239,576	197,792
CHF [Member]
Assets
Financial assets		2,646	26,829
Non-Financial assets
Total Assets		2,646	26,829
Liabilities
Financial liabilities		364,359	368,278
Non-Financial liabilities		56	1
Total Liabilities		364,415	368,279
JPY [Member]
Assets
Financial assets		13,243	13,828
Non-Financial assets
Total Assets		13,243	13,828
Liabilities
Financial liabilities		194,286	263,148
Non-Financial liabilities		37	1
Total Liabilities		194,323	263,149
CNY [Member]
Assets
Financial assets		14,491	20,819
Non-Financial assets
Total Assets		14,491	20,819
Liabilities
Financial liabilities		3,485	3,137
Non-Financial liabilities		117	1,601
Total Liabilities		3,602	4,738
Others [Member]
Assets
Financial assets		19,116	12,731
Non-Financial assets		5	2
Total Assets		19,121	12,733
Liabilities
Financial liabilities		751,216	711,280
Non-Financial liabilities		208	43
Total Liabilities		751,424	711,323
Non-Financial Assets and Liabilities [Member]
Liabilities
Mismatch of Financial Assets and Liabilities	[1]	4,934,244	4,539,378
Non-Financial Assets and Liabilities [Member] | CLP [Member]
Liabilities
Mismatch of Financial Assets and Liabilities	[1]	(2,107,208)	(3,162,850)
Non-Financial Assets and Liabilities [Member] | CLF [Member]
Liabilities
Mismatch of Financial Assets and Liabilities	[1]	8,878,058	9,728,485
Non-Financial Assets and Liabilities [Member] | FX Indexation [Member]
Liabilities
Mismatch of Financial Assets and Liabilities	[1]	118,032	87,666
Non-Financial Assets and Liabilities [Member] | USD [Member]
Liabilities
Mismatch of Financial Assets and Liabilities	[1]	(662,071)	(786,213)
Non-Financial Assets and Liabilities [Member] | GBP [Member]
Liabilities
Mismatch of Financial Assets and Liabilities	[1]	17,227	12,217
Non-Financial Assets and Liabilities [Member] | EUR [Member]
Liabilities
Mismatch of Financial Assets and Liabilities	[1]	(45,944)	(68,291)
Non-Financial Assets and Liabilities [Member] | CHF [Member]
Liabilities
Mismatch of Financial Assets and Liabilities	[1]	(361,713)	(341,449)
Non-Financial Assets and Liabilities [Member] | JPY [Member]
Liabilities
Mismatch of Financial Assets and Liabilities	[1]	(181,043)	(249,320)
Non-Financial Assets and Liabilities [Member] | CNY [Member]
Liabilities
Mismatch of Financial Assets and Liabilities	[1]	11,006	17,682
Non-Financial Assets and Liabilities [Member] | Others [Member]
Liabilities
Mismatch of Financial Assets and Liabilities	[1]	$ (732,100)	$ (698,549)

[1]	This value does not consider non-financial assets and liabilities and the notional values of derivative instruments, which are disclosed at fair value.